OTHER EXPENSE	3 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
OTHER EXPENSE	15. OTHER EXPENSE
	For the three months ended March 31,
	2026	2025
Share issue costs	$2,412,431	$-
Write off of accounts (payable) receivable	15,217	(24,473)
Other	(200)	23
	$2,427,448	$(24,450)